Financial assets and liabilities at fair value (Tables)	12 Months Ended
Dec. 31, 2018
Sub-classifications of financial information
Financial assets and liabilities at fair value

	December 31, 2018
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	2,416	2,416	—
Treasuries/governments bonds	11,117	11,117	—
Other interest-bearing securities except loans	48,665	48,665	—
Loans in the form of interest-bearing securities	36,781	37,666	885
Loans to credit institutions	27,725	27,709	-16
Loans to the public	161,094	164,734	3,640
Derivatives	6,529	6,529	—
Total financial assets	294,327	298,836	4,509

Borrowing from credit institutions	2,247	2,247	—
Debt securities issued	255,600	256,619	1,019
Derivatives	21,934	21,934	—
Total financial liabilities	279,781	280,800	1,019

	December 31, 2017
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	1,231	1,231	—
Treasuries/governments bonds	4,382	4,382	—
Other interest-bearing securities except loans	39,807	39,807	—
Loans in the form of interest-bearing securities	41,125	42,352	1,227
Loans to credit institutions	23,198	23,451	253
Loans to the public	141,111	144,935	3,824
Derivatives	7,803	7,803	—
Total financial assets	258,657	263,961	5,304

Borrowing from credit institutions	2,317	2,317	—
Debt securities issued	222,516	223,465	949
Derivatives	16,480	16,480	—
Subordinated liabilities	2,040	2,047	7
Total financial liabilities	243,353	244,309	956

Schedule of fair value measurement of assets

	December 31, 2018
	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	2,416	—	—	2,416	2,416
Loans in the form of interest-bearing securities	287	37,379	—	37,666	36,781
Loans to credit institutions	—	27,709	—	27,709	27,725
Loans to the public	—	164,722	—	164,722	161,094
Total financial assets in fair value hierarchy	2,703	229,810	—	232,513	228,016

	December 31, 2017
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	1,231	—	—	1,231	1,231
Loans in the form of interest-bearing securities	550	41,802	—	42,352	41,125
Loans to credit institutions	—	23,451	—	23,451	23,198
Loans to the public	—	144,935	—	144,935	141,111
Total financial assets in fair value hierarchy	1,781	210,188	—	211,969	206,665

	December 31, 2018
	Financial assets at fair value through
	profit or loss				Available-for-sale(1)
Skr mn	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	11,117	—	11,117	—	—	—	—
Other interest-bearing securities except loans	—	48,665	—	48,665	—	—	—	—
Derivatives	—	4,596	1,933	6,529	—	—	—	—
Total financial assets in fair value hierarchy	—	64,378	1,933	66,311	—	—	—	—
[1]	Due to the transition to IFRS 9, the financial assets classified as available-for-sale under IAS 39 are now classified as “Financial assets at fair value through profit or loss”

	December 31, 2017

	Financial assets at fair value through
	profit or loss				Available-for-sale
Skr mn	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	—	—	—	4,382	—	—	4,382
Other interest-bearing securities except loans	—	113	—	113	—	39,694	—	39,694
Derivatives	—	5,829	1,974	7,803	—	—	—	—
Total financial assets in fair value hierarchy	—	5,942	1,974	7,916	4,382	39,694	—	44,076

Schedule of fair value measurement of liabilities

	December 31, 2018
	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	2,247	—	2,247	2,247
Debt securities issued	—	191,932	—	191,932	190,913
Total financial liabilities in fair value hierarchy	—	194,179	—	194,179	193,160

	December 31, 2017
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	2,317	—	2,317	2,317
Debt securities issued	—	160,044	—	160,044	159,095
Subordinated liabilities	—	2,047	—	2,047	2,040
Total financial liabilities in fair value hierarchy	—	164,408	—	164,408	163,452

	December 31, 2018
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	16,789	47,898	64,687
Derivatives	—	15,414	6,520	21,934
Total financial liabilities in fair value hierarchy	—	32,203	54,418	86,621

	December 31, 2017
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	20,426	42,995	63,421
Derivatives	—	13,660	2,820	16,480
Total financial liabilities in fair value hierarchy	—	34,086	45,815	79,901

Schedule of fair value related to credit risk

	Fair value originating from credit risk		The period's change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+income/ - loss)
Skr mn	December 31, 2018	December 31, 2017	2018	2017	2016
CVA/DVA, net(1)	-29	-8	-21	6	9
OCA(2)	-150	-578	374	-195	1
(1)	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
(2)	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial information
Schedule of financial assets and liabilities at fair value

						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange-rate	Dec 31,
Skr mn	2018	Purchases	& sales	Level 3	from Level 3	loss(1)	comprehensive income	effects	2018
Debt securities issued	-42,995	-13,199	9,490	-2,486	425	4,091	250	-3,474	-47,898
Derivatives, net	-846	3	-43	-57	-6	-3,913	—	275	-4,587
Net assets and liabilities	-43,841	-13,196	9,447	-2,543	419	178	250	-3,199	-52,485

Financial assets and liabilities at fair value in Level 3, December 31, 2017

						Gains (+) and
						losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	exchange-rate	Dec 31,
Skr mn	2017	Purchases	& sales	Level 3	from Level 3	loss(1)	effects	2017
Other interest-bearing securities except loans	257	—	-250	—	—	-6	-1	—
Debt securities issued	-48,217	-19,077	24,627	—	—	1,044	-1,372	-42,995
Derivatives, net	-2,404	3	-4,342	—	—	-1,202	7,099	-846
Net assets and liabilities	-50,364	-19,074	20,035	—	—	-164	5,726	-43,841
(1)

Gains and losses through profit or loss, including the impact of exchange-rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange-rates, held as of December 31, 2018, amounted to a Skr 157 million gain (year-end 2017: Skr 768 million loss) and are reported as net results of financial transaction

Schedule of sensitivity analysis - level 3

	December 31, 2018
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input (1)	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-2,417	Correlation	0.70 - 0.07	Option Model	6	-6
Interest rate	972	Correlation	0.21 - (0.12)	Option Model	-95	90
FX	-2,971	Correlation	0.84 - (0.94)	Option Model	22	-19
Other	-171	Correlation	0.53 - (0.01)	Option Model	1	-1
Sum derivatives,net	-4,587				-66	64
Equity	-680	Correlation	0.70 - 0.07	Option Model	-7	6
		Credit spreads	10BP - (10BP)	Discounted cash flow	28	-28
Interest rate	-47,090	Correlation	0.21 - (0.12)	Option Model	97	-94
		Credit spreads	10BP - (10BP)	Discounted cash flow	116	-113
FX	-32	Correlation	0.84 - (0.94)	Option Model	-23	20
		Credit spreads	10BP - (10BP)	Discounted cash flow	95	-96
Other	-96	Correlation	0.53 - (0.01)	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3
Sum debt securities issued	-47,898				308	-307
Total effect on total comprehensive income(2)					242	-243

Sensitivity analysis -- level 3

	December 31, 2017
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input (1)	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-171	Correlation	0.78 - (0.02)	Option Model	1	-1
Interest rate	1,001	Correlation	0.19 - (0.37)	Option Model	-192	178
FX	-1,512	Correlation	0.89 - (0.81)	Option Model	24	-22
Other	-164	Correlation	0.63 - (0.05)	Option Model	0	0
Sum derivatives,net	-846				-167	155
Equity	-680	Correlation	0.78 - (0.02)	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	11	-11
Interest rate	-42,168	Correlation	0.19 - (0.37)	Option Model	195	-181
		Credit spreads	10BP - (10BP)	Discounted cash flow	106	-103
FX	-34	Correlation	0.89 - (0.81)	Option Model	-25	23
		Credit spreads	10BP - (10BP)	Discounted cash flow	92	-92
Other	-113	Correlation	0.63 - (0.05)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3
Sum debt securities issued	-42,995				381	-366
Total effect on total comprehensive income(2)					214	-211
(1)

Represents the range of correlations that SEK has determined market participants would use when pricing the instruments. The structures are represented both in the security and the derivative hedging the bond. The sensitivity analysis is based on a shift in the interval for correlation between 0.1 and -0.1. The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates maximum positive relationship and -1 indicates maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to -1. The table presents the scenario analysis of the effect on Level 3‑instruments, with maximum positive and negative changes.

(2)

Of the total impact on total comprehensive income, the sensitivity effect of SEK’s own credit spread was Skr 242 million (year-end 2017: Skr 211 million) under a maximum scenario and Skr -240 million (year-end 2017: Skr -208 million) under a minimum scenario.